Investments - Composition of Corporate Securities Portfolio by Sector (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 30,179.3	$ 30,281.3
Corporate securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 23,691.4	$ 23,932.2
Concentration risk percentage	100.00%	100.00%
Corporate securities | Sector Risk | Consumer staples
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 5,707.7	$ 5,779.5
Concentration risk percentage	24.10%	24.10%
Corporate securities | Sector Risk | Industrial
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 4,281.2	$ 4,737.1
Concentration risk percentage	18.10%	19.80%
Corporate securities | Sector Risk | Energy
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 2,892.4	$ 2,457.7
Concentration risk percentage	12.20%	10.30%
Corporate securities | Sector Risk | Financials
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 2,660.8	$ 2,535.0
Concentration risk percentage	11.20%	10.60%
Corporate securities | Sector Risk | Utilities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 2,652.0	$ 2,739.2
Concentration risk percentage	11.20%	11.40%
Corporate securities | Sector Risk | Telecommunication services
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 2,230.0	$ 2,248.6
Concentration risk percentage	9.40%	9.40%
Corporate securities | Sector Risk | Consumer discretionary
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 2,110.9	$ 2,010.8
Concentration risk percentage	8.90%	8.40%
Corporate securities | Sector Risk | Other
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, at fair value	$ 1,156.4	$ 1,424.3
Concentration risk percentage	4.90%	6.00%